5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

April 23, 2008

                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Ameritas Life Insurance Corp. ("Depositor" and "Ameritas") and Ameritas Life Insurance Corp. Separate Account LLVL ("Registrant" and "Separate Account"), 1940 Act No. 811-08868
       Ameritas Low-Load Survivorship Variable Universal Life Insurance, 1933 Act No. 333-76359
       Post-Effective Amendment No. 10 on Form N-6 Pursuant to Rule 485(b)

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2008.

Revisions made since the last filing include:
- In response to your April 4, 2008 comments, the Charges section, page 4, descriptive text for the Percent of Premium Charge was moved to the first column of the chart, leaving required numbers in the "Guaranteed" and "Current" data columns.
- Also in response to your comments, we revised page 5 introductory text for the minimum/maximum portfolio expenses chart to be consistent with information reported in the chart.
- Asset allocation text was revised on page 16, based on a comment from another reviewer of the same text.
- Variable investment option portfolio expense tables (and related table footnotes on contractual and voluntary waivers and reimbursements) and investment objectives charts were updated with information provided by the funds and portfolio investment advisers.
- Separate account and statutory company financial statements for the fiscal years ended December 31, 2007 are included with the SAI.
-    Other non-substantive typographical and editorial changes were made.

We acknowledge that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings: staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing: and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel